Financial Instruments by Category	12 Months Ended
Dec. 31, 2017
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Financial Instruments by Category
4.	Financial Instruments by Category

Financial instruments by category as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
Financial assets	Loans and receivables		Assets at fair value through profit and loss		Derivatives used for hedge		Available- for-sale		Held-to- Maturity		Total
Cash and cash equivalents	￦	2,900,311	￦	—	￦	—	￦	—	￦	—	￦	2,900,311
Trade and other receivables		6,036,363		—		—		—		—		6,036,363
Other financial assets		716,769		6,277		227,318		404,774		30,143		1,385,281

(In millions of Korean won)	2016
Financial liabilities	Liabilities at fair value through profit and loss		Derivatives used for hedge		Financial liabilities at amortized cost		Total
Trade and other payables	￦	—	￦	—	￦	8,328,082	￦	8,328,082
Borrowings		—		—		8,120,791		8,120,791
Other financial liabilities		1,973		14,928		91,763		108,664

(In millions of Korean won)	2017
Financial assets	Loans and receivables		Assets at fair value through profit and loss		Derivatives used for hedge		Available- for-sale		Held-to- Maturity		Total
Cash and cash equivalents	￦	1,928,182	￦	—	￦	—	￦	—	￦	—	￦	1,928,182
Trade and other receivables		6,643,115		—		—		—		—		6,643,115
Other financial assets		1,333,317		5,813		7,389		380,953		151		1,727,623

(In millions of Korean won)	2017
Financial liabilities	Liabilities at fair value through profit and loss		Derivatives used for hedge		Financial liabilities at amortized cost		Total
Trade and other payables	￦	—	￦	—	￦	8,425,503	￦	8,425,503
Borrowings		—		—		6,683,662		6,683,662
Other financial liabilities		5,051		93,770		87,669		186,490

Gains or losses arising from financial instruments by category for the years ended December 31, 2015, 2016 and 2017, are as follows:

(In millions of Korean won)	2015		2016		2017
Loans and receivables
Interest income[1,4]	￦	85,603	￦	129,813	￦	108,608
Loss on foreign currency transaction		(365)		(7,493)		(11,949)
Gain(loss) on foreign currency translation		1,921		3,083		(12,354)
Loss on disposal		(2,539)		(15,838)		(20,351)
Loss on valuation		(141,555)		(92,589)		(44,219)
Assets at fair value through profit or loss
Dividend income		—		—		1
Gain on disposal		368		186		153
Loss on valuation		—		(7,184)		(464)

Derivatives used for hedging
Loss on transaction		(5,157)		—		(58,569)
Gain(loss) on valuation		141,512		109,436		(63,640)
Other comprehensive income for the year[2]		100,401		60,501		(44,429)
Reclassified to profit or loss from other comprehensive income for the year[2,3]		(88,003)		(71,915)		50,231
Available-for-sale
Interest income[1,4]		73		40		453
Dividend income		7,733		3,926		5,174
Gain on disposal		131,045		22,695		89,598
Impairment loss		(1,471)		(966)		(6,137)
Other comprehensive income for the year[2]		47,381		10,925		51,235
Reclassified to profit or loss from other comprehensive income for the year[2]		(83,397)		(3,840)		(55,450)
Held-to-Maturity
Interest income[1,4]		226		213		—
Liabilities at fair value through profit and loss
Gain(loss) on disposal		(850)		(632)		—
Gain(loss) on valuation		(2,006)		33		(3,078)
Derivatives used for hedging
Gain(loss) on transactions		(273)		8,329		—
Loss on valuation		(1,733)		(138)		(145,885)
Other comprehensive income for the year[2]		11,513		4,295		(66,624)
Reclassified to profit or loss from other comprehensive income for the year [2,3]		(9,959)		(3,956)		91,698
Financial liabilities at amortized cost
Interest expense[4]		(385,925)		(337,219)		(302,464)
Gain(loss) foreign currency transaction		(23,416)		(7,518)		62,347
Gain(loss) foreign currency translation		(166,254)		(112,864)		225,695
Total	￦	(385,127)	￦	(308,677)	￦	(150,420)

1	BC Card, a subsidiary of the Group, recognized interest income as operating revenue. Interest income recognized as operating revenue is ￦ 15,561 million (2015: ￦ 15,867 million, 2016: ￦ 14,380 million) for the year ended December 31, 2017.
2	The amounts directly reflected in equity after adjustments of deferred income tax.
3	During the year, certain derivatives of the Group were settled and the related gain or loss on valuation of cash flow hedge in other comprehensive income was reclassified to profit or loss for the year.
4	BC Card recognized gain/loss on foreign currency transaction as operating income and expenses. During the year, related gain/loss on foreign currency transaction recognized as operating income and expense is ￦ 11,049 million (2016: (-) ￦ 1,987 million).